Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 116,960	$ 114,805
Total prepaid expenses and other current assets	18,028	16,703
Total accounts payable and accrued expenses	20,235	24,160
Total container contracts payable	1,817	6,648
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	109,259	107,457
Total prepaid expenses and other current assets	17,936	16,614
Total accounts payable and accrued expenses	19,057	22,868
Total container contracts payable	1,817	6,648
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	7,701	7,348
Total prepaid expenses and other current assets	92	89
Total accounts payable and accrued expenses	$ 1,178	$ 1,292